Labor and social obligations (Details 3) - Restricted Stock Units [Member] - Number	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding at the beginning	656,634	854,431	447,224
Number of stock options, Granted	381,000	44,500	317,090
Number of stock options, Stock options exchanged			215,797
Number of stock options, Exercised	(224,070)	(222,910)	(99,576)
Number of stock options, Forfeited	(93,846)	(19,387)	(26,104)
Number of stock options, Outstanding at the ending	719,718	656,634	854,431